Significant related party transactions - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Percentage of shares outstanding	28.00%
Receivables due	$ 0	$ 98,133
Lifezone Limited
Disclosure of transactions between related parties [line items]
Loan amount		75,000
Shareholder loan
Disclosure of transactions between related parties [line items]
Receivables due	$ 0	$ 75,000